TGA P-1

                         SUPPLEMENT DATED AUGUST 1, 2007
                       TO THE PROSPECTUS DATED MAY 1, 2007
                                       OF
                  TEMPLETON GLOBAL ASSET ALLOCATION FUND (Fund)
        A series of Franklin Templeton Variable Insurance Products Trust

The Class 1 prospectus of the Fund is amended as follows.

I. The "Annual Fund Operating Expenses" table under the section "Fees and Expenses" on page TGA-5 is replaced with the following:

        ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)(1)

                                                        CLASS 1
Management fees                                           0.64%
Other expenses, including administration fees             0.25%
Acquired fund expenses                                    0.01%
TOTAL ANNUAL FUND OPERATING EXPENSES(2)                   0.90%
                                                    ------------
                                                    ------------
Management fee and expense reduction1, (3)               -0.06%
                                                    ------------
                                                    ------------
NET ANNUAL FUND OPERATING EXPENSES1, 2, (3)               0.84%

1. Expense information in the table is restated to reflect current fees. Effective August 1, 2007, the investment manager and administrator have contractually agreed to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that total annual Fund operating expenses for Class 1 shares do not exceed 0.83% (other than (i) acquired fund fees and expenses and (ii) certain non-routine expenses or costs, including those relating to litigation and indemnification, reorganizations and liquidations) until April 30, 2009 (Expense Limitation). Without this Expense Limitation, estimated net annual
      Fund operating expenses for the fiscal year ending December 31, 2007 would be 0.90%.
2. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher. On April 27, 2007, the Fund's assets dropped significantly due to a redemption by an Insurer.
3. The manager also has agreed in advance to reduce its fee to reflect reduced services from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund or acquired fund). This reduction is required by the board of trustees and an exemptive order by the Securities and Exchange Commission (SEC).

II. The "Example" table under the section "Fees and Expenses" on page TGA-5 is revised as follows:

1 YEAR(1)       3 YEARS(1)    5 YEARS(1)    10 YEARS(1)
-----------------------------------------------------------
$86             $274          $483          $1,086

1.    Reflects Expense Limitation until April 30, 2009.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.











TGA P-2

                         SUPPLEMENT DATED AUGUST 1, 2007
                       TO THE PROSPECTUS DATED MAY 1, 2007
                                       OF
                  TEMPLETON GLOBAL ASSET ALLOCATION FUND (Fund)
        A series of Franklin Templeton Variable Insurance Products Trust

The Class 2 prospectus of the Fund is amended as follows.

I. The "Annual Fund Operating Expenses" table under the section "Fees and Expenses" on page TGA-5 is replaced with the following:

        ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)(1)

                                                        CLASS 2
Management fees                                           0.64%
Distribution and service (12b-1) fees                     0.25%
Other expenses, including administration fees             0.25%
Acquired fund expenses                                    0.01%
TOTAL ANNUAL FUND OPERATING EXPENSES (2)                  1.15%
                                                    ------------
                                                    ------------
Management fee and expense reduction1, (3)               -0.06%
                                                    ------------
                                                    ------------
NET ANNUAL FUND OPERATING EXPENSES1, 2, (3)               1.09%

1. Expense information in the table is restated to reflect current fees. Effective August 1, 2007, the investment manager and administrator have contractually agreed to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that total annual Fund operating expenses for Class 2 shares do not exceed 1.08% (other than (i) acquired fund fees and expenses and (ii) certain non-routine expenses or costs, including those relating to litigation and indemnification, reorganizations and liquidations) until April 30, 2009 (Expense Limitation). Without this Expense Limitation, estimated net annual
      Fund operating expenses for the fiscal year ending December 31, 2007 would be 1.15%.
2. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher. On April 27, 2007, the Fund's assets dropped significantly due to a redemption by an Insurer.
3. The manager also has agreed in advance to reduce its fee to reflect reduced services from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund or acquired fund). This reduction is required by the board of trustees and an exemptive order by the Securities and Exchange Commission (SEC).

II. The "Example" table under the section "Fees and Expenses" on page TGA-5 is revised as follows:

1 YEAR(1)       3 YEARS(1)    5 YEARS(1)    10 YEARS(1)
---------------------------------------------------------------
$111            $352          $618          $1,377

1.    Reflects Expense Limitation until April 30, 2009.


                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.